Capital - Disclosure of Cash Flow Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Cash flow from operating activities	$ 796	$ 1,464	$ 877
Increase (decrease) in cash flow from operating activities	(668)
Change in non-cash working capital	(38)	(124)	316
Increase (decrease) in change in non-cash working capital	86
Cash flow from operations before changes in working capital	758	1,340	1,193
Increase (decrease) in cash flow from operations before changes in working capital	(582)
Distributions paid to subsidiaries’ non-controlling interests	(40)	(223)	(187)
Increase (decrease) in dividends paid to non controlling interests	183
Property, plant and equipment expenditures	(311)	(875)	(918)
Increase (decrease) in property, plant and equipment expenditure	564
Net inflows (outflows) of cash	284	133
Increase (decrease) in net inflows (outflows) of cash	151
Committed syndicated bank facility | Committed credit facilities
Disclosure of classes of share capital [line items]
Undrawn borrowing capacity	1,500	1,400
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	(71)	(58)	(54)
Increase (decrease) in dividends paid	(13)
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	(52)	$ (51)	$ (43)
Increase (decrease) in dividends paid	$ (1)